Property, plant and equipment - Changes in property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in property, plant and equipment [abstract]
Opening net book amount	$ 802,608	$ 696,889
Exchange differences	(28,486)	98,234
Additions	202,081	138,723
Reclassification from investment property (Note 13)	0	1,335
Transfers	0	0
Disposals	(4,115)	(4,275)
Reclassification to non-income tax credits	(1,086)	(1,499)
Depreciation	(150,071)	(126,799)
Closing net book amount	820,931	802,608
Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	1,448,423	1,215,905
Closing net book amount	1,616,817	1,448,423
Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(645,815)	(519,016)
Closing net book amount	(795,886)	(645,815)
Farmlands
Changes in property, plant and equipment [abstract]
Opening net book amount	109,858	114,527
Exchange differences	(9,561)	(6,004)
Additions	0	0
Reclassification from investment property (Note 13)	0	1,335
Transfers	0	0
Disposals	0	0
Reclassification to non-income tax credits	0	0
Depreciation	0	0
Closing net book amount	100,297	109,858
Farmlands | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	109,858	114,527
Closing net book amount	100,297	109,858
Farmlands | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	0	0
Closing net book amount	0	0
Farmland improvements
Changes in property, plant and equipment [abstract]
Opening net book amount	9,640	5,141
Exchange differences	(1,219)	(838)
Additions	0	0
Reclassification from investment property (Note 13)	0	0
Transfers	2,711	6,856
Disposals	0	0
Reclassification to non-income tax credits	0	0
Depreciation	(2,125)	(1,519)
Closing net book amount	9,007	9,640
Farmland improvements | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	20,907	14,889
Closing net book amount	22,399	20,907
Farmland improvements | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(11,267)	(9,748)
Closing net book amount	(13,392)	(11,267)
Buildings and facilities
Changes in property, plant and equipment [abstract]
Opening net book amount	190,055	167,468
Exchange differences	(4,473)	26,675
Additions	15,495	7,420
Reclassification from investment property (Note 13)	0	0
Transfers	12,963	6,491
Disposals	(162)	(1,078)
Reclassification to non-income tax credits	(205)	(1,233)
Depreciation	(20,829)	(15,688)
Closing net book amount	192,844	190,055
Buildings and facilities | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	305,748	267,473
Closing net book amount	329,366	305,748
Buildings and facilities | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(115,693)	(100,005)
Closing net book amount	(136,522)	(115,693)
Machinery, equipment, furniture and fittings
Changes in property, plant and equipment [abstract]
Opening net book amount	251,310	226,049
Exchange differences	(5,853)	46,053
Additions	62,101	36,190
Reclassification from investment property (Note 13)	0	0
Transfers	11,183	6,608
Disposals	(3,913)	(3,125)
Reclassification to non-income tax credits	(788)	(227)
Depreciation	(67,960)	(60,238)
Closing net book amount	246,080	251,310
Machinery, equipment, furniture and fittings | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	633,536	548,037
Closing net book amount	696,266	633,536
Machinery, equipment, furniture and fittings | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(382,226)	(321,988)
Closing net book amount	(450,186)	(382,226)
Bearer plants
Changes in property, plant and equipment [abstract]
Opening net book amount	216,169	156,671
Exchange differences	(4,089)	33,169
Additions	84,278	74,175
Reclassification from investment property (Note 13)	0	0
Transfers	0	0
Disposals	0	0
Reclassification to non-income tax credits	0	0
Depreciation	(57,448)	(47,846)
Closing net book amount	238,910	216,169
Bearer plants | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	341,666	234,322
Closing net book amount	421,855	341,666
Bearer plants | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(125,497)	(77,651)
Closing net book amount	(182,945)	(125,497)
Others
Changes in property, plant and equipment [abstract]
Opening net book amount	3,935	3,920
Exchange differences	(390)	103
Additions	2,351	1,484
Reclassification from investment property (Note 13)	0	0
Transfers	11	8
Disposals	(40)	(72)
Reclassification to non-income tax credits	0	0
Depreciation	(1,709)	(1,508)
Closing net book amount	4,158	3,935
Others | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	15,067	13,544
Closing net book amount	16,999	15,067
Others | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(11,132)	(9,624)
Closing net book amount	(12,841)	(11,132)
Work in progress
Changes in property, plant and equipment [abstract]
Opening net book amount	21,641	23,113
Exchange differences	(2,901)	(924)
Additions	37,856	19,454
Reclassification from investment property (Note 13)	0	0
Transfers	(26,868)	(19,963)
Disposals	0	0
Reclassification to non-income tax credits	(93)	(39)
Depreciation	0	0
Closing net book amount	29,635	21,641
Work in progress | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	21,641	23,113
Closing net book amount	29,635	21,641
Work in progress | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	0	0
Closing net book amount	$ 0	$ 0